Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2017	Dec. 31, 2016	Jun. 14, 2016	Jun. 13, 2016	Dec. 31, 2015	Feb. 28, 2015
Preferred Stock, shares Authorized (in shares)	10,000,000	10,000,000			10,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01			$ 0.01
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001			$ 0.001
Common stock, shares authorized (in shares)	300,000,000	300,000,000	300,000,000	150,000,000	150,000,000
Common stock, shares issued (in shares)	56,218,567	55,235,233			31,950,813
Common stock, shares outstanding (in shares)	56,218,567	55,235,233			31,950,813
Series B Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000			$ 1,000
Preferred stock, shares issued (in shares)	100	100			100
Preferred stock, shares outstanding (in shares)	100	100			100
Series C Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000			$ 1,000	$ 1,000
Preferred stock, shares issued (in shares)	2,868	2,868			3,000
Preferred stock, shares outstanding (in shares)	2,868	2,868			3,000